Share-based awards (Details) - Schedule of share based payment award stock options valuation assumptions - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based awards (Details) - Schedule of share based payment award stock options valuation assumptions [Line Items]
Risk-free interest rate	[1]
Expected dividend yield	[2]	0.00%	0.00%	0.00%
Expected volatility	[3]
Minimum [Member]
Share-based awards (Details) - Schedule of share based payment award stock options valuation assumptions [Line Items]
Risk-free interest rate	[4]	0.90%	1.22%	0.33%
Expected dividend yield	[5]
Expected volatility	[6]	29.44%	35.01%	37.94%
Grant date fair value (in Dollars per share)		$ 0	$ 0.06	$ 0.98
Maximum [Member]
Share-based awards (Details) - Schedule of share based payment award stock options valuation assumptions [Line Items]
Risk-free interest rate	[4]	1.67%	1.52%	0.88%
Expected dividend yield	[5]
Expected volatility	[6]	34.81%	36.00%	40.07%
Grant date fair value (in Dollars per share)		$ 0.0044	$ 0.65	$ 1.93

[1]	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
[2]	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying dividend on its ordinary shares.
[3]	Expected volatility is assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected life of each grant.
[4]	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
[5]	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying dividend on its ordinary shares.
[6]	Expected volatility is assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected life of each grant.